Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 512	$ 2,610,234	$ (23,927)	$ (2,471,088)	$ 115,834
Balance, shares at Dec. 31, 2021	1	512,351
Issuance of common stock in connection with sales made under private offerings		$ 154	489,721			489,875
Issuance of common stock in connection with sales made under private offerings, shares		154,469
Stock based compensation		$ 10	116,889			116,899
Stock based compensation, shares		9,742
Change in foreign currency translation				(6,950)		(6,950)
Net income (loss)					(657,375)	(657,375)
Balance at Dec. 31, 2022		$ 676	3,216,947	(30,877)	(3,128,463)	58,283
Balance, shares at Dec. 31, 2022	1	676,562
Issuance of common stock in connection with sales made under private offerings		$ 69	612,231			612,300
Issuance of common stock in connection with sales made under private offerings, shares		68,932
Stock based compensation		$ 60	114,978			115,038
Stock based compensation, shares		60,715
Change in foreign currency translation				(35,489)		(35,489)
Net income (loss)					(1,071,845)	(1,071,845)
Balance at Dec. 31, 2023		$ 806	3,944,156	(66,366)	(4,200,308)	(321,713)
Balance, shares at Dec. 31, 2023	1	806,209
Issuance of common stock in connection with sales made under private offerings		$ 250	1,581,999			1,582,250
Issuance of common stock in connection with sales made under private offerings, shares		250,764
Stock based compensation		$ 182	862,831			863,013
Stock based compensation, shares		181,748
Change in foreign currency translation				(63,575)		(63,575)
Net income (loss)					(1,713,123)	(1,713,123)
Effects of the merger with Apollo Resources Corp.		$ 1,540	4,542,706	(539,409)	(3,232,111)	772,726
Effects of the merger with Apollo Resources Corp., shares		1,539,340
Balance at Dec. 31, 2024		$ 2,778	10,931,692	(669,350)	(9,145,542)	1,119,578
Balance, shares at Dec. 31, 2024	1	2,778,061
Issuance of common stock in connection with sales made under private offerings		$ 449	2,516,451			2,516,900
Issuance of common stock in connection with sales made under private offerings, shares		448,759
Stock based compensation		$ 182	1,923,035			1,923,217
Stock based compensation, shares		181,656
Change in foreign currency translation				164,974		164,974
Net income (loss)					(5,420,195)	(5,420,195)
Effects of the merger with Apollo Resources Corp., shares		66,496
BMR Purchase Option Agreement		$ 66	499,934			500,000
BMR Purchase Option Agreement, shares		66,496
Balance at Dec. 31, 2025		$ 3,475	$ 15,871,112	$ (504,376)	$ (14,565,737)	$ 804,474
Balance, shares at Dec. 31, 2025	1	3,474,972